Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 231,585	$ 235,603
Less: Deferred financing costs	(3,160)	(3,727)
Total debt net of deferred financing costs and debt discounts	228,425	231,876
Less - current portion	(33,728)	(35,051)
Long-term portion	194,697	196,825
Debt related to assets held for sale	0	13,100
Less: Deferred financing costs	0	(110)
Total	0	12,990
Total debt net of deferred financing costs and debt discounts	$ 228,425	$ 244,866